Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Number of Warrants
Outstanding, Beginning of Year (in shares)	65,119	0
Issued Under the Arrangement, net of Issuance Costs (in shares)	0	65,433
Issued Upon Exercise of Warrants (in shares)	(6,571)	(314)
Outstanding, End of Period (in shares)	58,548	65,119
Amount
Outstanding, Beginning of Year	$ 215	$ 0
Issued Under the Arrangement, Net of Issuance Costs	0	216
Issued Upon Exercise of Warrants	(21)	(1)
Outstanding, End of Period	$ 194	$ 215